PARENT COMPANY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
PARENT COMPANY CONDENSED FINANCIAL INFORMATION [Abstract]
Parent Company's Condensed Balance Sheets
The following table presents the Parent Company's condensed balance sheets as of December 31, 2010 and 2009 (in millions):

	2010	2009
ASSETS
Current Assets:
Cash and cash equivalents	$-	$1
Accounts and other receivables, net	5	12
Inventories	16	15
Real estate held for sale	3	7
Prepaid expenses and other	6	6
Total current assets	30	41
Investments:
Subsidiaries consolidated, at equity	1,299	1,210
Property, at Cost	501	455
Less accumulated depreciation and amortization	225	226
Property -- net	276	229
Other Assets	17	32
Total	$1,622	$1,512

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
Current portion of long-term debt	$108	$40
Accounts payable	8	10
Income taxes payable	2	24
Non-qualified benefit plans	1	17
Other	17	15
Total current liabilities	136	106
Long-term Debt	230	239
Employee Benefit Plans	27	22
Non-qualified Benefit Plans	10	8
Other Long-term Liabilities	11	4
Deferred Income Taxes	50	42
Due to Subsidiaries	22	6
Shareholders' Equity:
Capital stock	34	33
Additional capital	223	210
Accumulated other comprehensive loss	(82)	(81)
Retained earnings	972	934
Cost of treasury stock	(11)	(11)
Total shareholders' equity	1,136	1,085
Total	$1,622	$1,512

Parent Company's Condensed Statements of Income
The following table presents the Parent Company's condensed statements of income for the years ended December 31, 2010, 2009 and 2008 (in millions):

	2010	2009	2008
Revenue:
Agribusiness	$117	$73	$91
Real estate leasing	16	13	10
Real estate sales	2	8	6
Interest and other	6	2	3
Total revenue	141	96	110

Costs and Expenses:
Cost of agribusiness goods and services	114	109	110
Cost of real estate sales and leasing	11	9	8
Selling, general and administrative	24	21	21
Interest and other	16	16	14
Income tax benefit	(13)	(22)	(18)
Total costs and expenses	153	133	135

Loss from Continuing Operations	(12)	(37)	(25)

Discontinued Operations, net of income taxes	24	11	21

Income (Loss) Before Equity in Income of Subsidiaries Consolidated	12	(26)	(4)

Equity in Income from Continuing Operations of Subsidiaries Consolidated	81	44	109

Equity in Income (Loss) from Discontinued Operations of Subsidiaries Consolidated	(1)	26	27

Net Income	92	44	132

Other Comprehensive Income (Loss), net of income taxes	(1)	15	(91)

Comprehensive Income	$91	$59	$41

Parent Company's Condensed Statements of Cash Flows
The following table presents the Parent Company's condensed statements of cash flows for the years ended December 31, 2010, 2009 and 2008 (in millions):

	2010	2009	2008
Cash Flows from Operations (including dividends received from subsidiaries)	$37	$90	$144

Cash Flows from Investing Activities:
Capital expenditures	(14)	(6)	(16)
Purchase of investments	(67)	(96)	(12)
Proceeds from disposal of property and sale of investments	36	28	9
Net cash used in investing activities	(45)	(74)	(19)

Cash Flows from Financing Activities:
Change in intercompany payables/receivables	--	(13)	(4)
Proceeds from (repayments of) long-term debt, net	52	51	(16)
Proceeds from issuance of capital stock and other	7	(1)	2
Repurchases of capital stock	--	--	(59)
Dividends paid	(52)	(52)	(51)
Net cash used in financing activities	7	(15)	(128)

Cash and Cash Equivalents:
Net increase (decrease) for the year	(1)	1	(3)
Balance, beginning of year	1	--	3
Balance, end of year	$--	$1	$--

Other Cash Flow Information:
Interest paid	$(15)	$(13)	$(13)
Income taxes paid, net of refunds	$(46)	$(38)	$(63)

Other Non-cash Information:
Depreciation expense	$16	$17	$15
Tax-deferred property sales	$65	$29	$60
Tax-deferred property purchases	$(78)	$(40)	$(5)

Parent Company's Long-Term Debt
Long-term Debt:  At December 31, 2010 and 2009, long-term debt consisted of the following (in millions):

	2010	2009

Revolving Credit loans ( 0.57% for 2010 and 0.76% for 2009)	$93	$24
Term Loans:
6.90%, payable through 2020	100	100
5.53%, payable through 2016	50	50
5.55%, payable through 2017	50	50
5.56%, payable through 2016	25	25
4.10%, payable through 2012	12	25
6.20%, payable through 2013	2	2
5.50%, payable through 2014	6	--
7.42%, payable through 2010	--	3
Total	338	279
Less current portion	(108)	(40)
Long-term debt	$230	$239